Long-term provisions (Tables)	12 Months Ended
Jun. 30, 2022
Long-term provisions
Schedule of changes in long-term provisions

		Share-
	Environ-	based
	mental	payments	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Balance at beginning of year	16 196	29	1 136	17 361
Capitalised to property, plant and equipment	20	—	—	20
Reduction in rehabilitation provision capitalised[1]	(484)	—	—	(484)
Transfer to disposal groups held for sale[2]	(938)	—	(30)	(968)
Per the income statement	925	(27)	(255)	643
additional provisions and changes to existing provisions	971	(9)	52	1 014
reversal of unutilised amounts	—	(18)	(252)	(270)
effect of change in discount rate	(46)	—	(55)	(101)
Notional interest	721	—	5	726
Utilised during year (cash flow)	(216)	(2)	(92)	(310)
Foreign exchange differences recognised in income statement	138	—	32	170
Translation of foreign operations	845	—	12	857
Balance at end of year	17 207	—	808	18 015
1	Decrease in rehabilitation provision capitalised in 2022 relates to a reassessment of the provision based on discount rates and cost estimates.
2	Relates to long-term provisions of the European wax business disposed of during the year, refer note 10.

Schedule of expected timing of future cash flows for provisions

		2022	2021
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		1 465	1 197
One to five years		5 429	5 287
More than five years		11 121	10 877
		18 015	17 361
Short-term portion	33	(1 465)	(1 197)
Long-term provisions		16 550	16 164
Estimated undiscounted obligation*		105 792	92 109
*	Increase relates mainly to a reassessment of cost estimates and volumes used in the environmental provisions.

Summary of risk-free rates used to discount the estimated cash flows related to provisions

	2022	2021
for the year ended 30 June	%	%
South Africa	6,6 to 10,1	4,2 to 10,3
Europe	0,6 to 2,4	0,0 to 0,5
United States of America	2,2 to 3,3	0,2 to 1,8

Schedule of effect on provisions from changes in the discount rate

	2022	2021
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(4 405)	(4 352)
amount capitalised to property, plant and equipment	(1 237)	(1 250)
income recognised in income statement	(3 168)	(3 102)
Decrease in the discount rate	5 474	5 266
amount capitalised to property, plant and equipment	1 646	1 787
expense recognised in income statement	3 828	3 479